Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,150,000
Previously Paid Amount	0.00
Total Fee Amount	1,539.82
Total Offset Amount	0.00
Net Fee	1,539.82
Narrative - Max Aggregate Offering Price	$ 11,150,000
Final Prospectus	true